Premises, Equipment, and Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Maximum duration of noncancelable operating leases, time period	41 years
Impairment losses	$ 3.9	$ 6.0
Impairment recoveries	1.5
Gain/(loss) on sale of properties, before applicable income taxes	$ 4.3	$ 0.4